Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee reviews and approves individual equity grants for the named executive officers and directors, as well as the total number of shares underlying grants made to all employees. The annual equity grants typically are reviewed and approved at the Compensation Committee’s regular meeting during the third quarter of the fiscal year, although sign-on equity awards are generally approved by the Compensation Committee at the time an executive officer commences employment with the Company. The grant date for the annual equity grants is typically the first day of the Company’s fiscal year (April 1st).
We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. The timing of any equity grants to executive officers or directors in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
During the year ended March 31, 2026, there were no equity grants made to our executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	The annual equity grants typically are reviewed and approved at the Compensation Committee’s regular meeting during the third quarter of the fiscal year, although sign-on equity awards are generally approved by the Compensation Committee at the time an executive officer commences employment with the Company. The grant date for the annual equity grants is typically the first day of the Company’s fiscal year (April 1st).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates.
MNPI Disclosure Timed for Compensation Value	false